Income Taxes (Tables)	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Summary of major sources of temporary differences and deferred tax effects
The table below provides a summary of the Company's tax assets and liabilities, including deferred tax assets and deferred tax liabilities by major source. Deferred tax balances represent temporary differences between the financial statement and corresponding tax treatment of income, gains, losses, deductions or credits.

	September 30, 2019	September 30, 2018
	(In thousands)
Deferred tax assets
Loan loss reserves	$31,494	$31,055
REO reserves	255	518
Non-accrual loan interest	891	877
Federal and state tax credits	537	1,074
Deferred compensation	3,022	3,165
Stock based compensation	1,876	1,677
Other	2,081	1,747
Total deferred tax assets	40,156	40,113
Deferred tax liabilities
FHLB stock dividends	14,478	14,941
Valuation adjustment on available-for-sale securities and cash flow hedges	4,503	2,442
Loan origination fees and costs	8,385	9,285
Premises and equipment	25,399	23,429
Other	2,851	1,828
Total deferred tax liabilities	55,616	51,925
Net deferred tax asset (liability)	(15,460)	(11,812)
Current tax asset (liability)	10,356	13,616
Net tax asset (liability)	$(5,104)	$1,804

Schedule of effective income tax rate reconciliation
The table below presents a reconciliation of the statutory federal income tax rate to the Company's effective income tax rate.

Year ended September 30,	2019	2018	2017
Statutory income tax rate	21%	25%	35%
State income tax	2	2	1
Impact of change in Federal income tax rate	—	(2)	—
Other differences	(3)	(4)	(4)
Effective income tax rate	20%	21%	32%

Schedule of components of income tax expense (benefit)
The following table summarizes the Company's income tax expense (benefit) for the respective periods.

Year ended September 30,	2019	2018	2017
	(In thousands)
Federal:
Current	$46,376	$40,314	$87,804
Deferred	1,916	8,952	(10,142)
	48,292	49,266	77,662
State:
Current	$4,557	$4,243	$4,991
Deferred	(330)	(116)	31
	4,227	4,127	5,022
Total
Current	50,933	44,557	92,795
Deferred	1,586	8,836	(10,111)
	$52,519	$53,393	$82,684